New and amended accounting standards and interpretations and changes to accounting policies (Tables)	12 Months Ended
Jun. 30, 2021
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Summary of Retrospective Application of The Accounting Policy Change Has Resulted In The Adjustments in Consolidated Balance sheet
The consolidated balance sheet as at 1 July 2019 has been updated for the following:

US$M
Increase in Deferred tax liabilities	1,021
Increase in Goodwill (included within Intangible assets)	950
Decrease in Retained earnings	(71)